Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned

Other real estate owned at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Construction, land and land development	$6,166	$7,653	$6,982
Residential	653	100	155
Commercial real estate	—	182	182
Agricultural	—	457	535

	$6,819	$8,392	$7,854